DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION - Additional Information (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020 Segment	Dec. 31, 2019	Dec. 31, 2018
Percentage of ownership in PBF LLC		100.00%
Number of Reportable Segments	1	1
PBF Energy [Member] | Class A Common Stock [Member]
Percentage of ownership in PBF LLC	99.20%	99.00%	99.00%